UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    January 11, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $285292



List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    19380   349969 SH       SOLE                   111919            238050
Aeroflex Inc                   COMMON STOCK                    252     8750 SH       SOLE                     8750
American Intl Group            COMMON STOCK     026874107      231     2342 SH       SOLE                     1492               850
Anheuser Busch                 COMMON STOCK     035229103     6789   149210 SH       SOLE                    44620            104590
Avon Products Inc              COMMON STOCK     054303102     5145   107472 SH       SOLE                    35426             72046
Bank One Corp                  COMMON STOCK     059438101      759    20722 SH       SOLE                     5046             15676
Bellsouth Corp                 COMMON STOCK     079860102      310     7562 SH       SOLE                      200              7362
Boeing Co                      COMMON STOCK     097023105      319     4836 SH       SOLE                                       4836
Borders Group                  COMMON STOCK     099709107    10093   863583 SH       SOLE                   259328            604255
Calpine Corp                   COMMON STOCK     131347106     5970   132480 SH       SOLE                    46075             86405
Cardinal Health                COMMON STOCK     14149Y108     8415    84465 SH       SOLE                    28260             56205
Cedar Fair L. P.               COMMON STOCK     150185106      239    13000 SH       SOLE                                      13000
Cendant Corp                   COMMON STOCK     151313103     4533   470987 SH       SOLE                   157228            313759
Cisco Systems                  COMMON STOCK     17275R102     6734   176060 SH       SOLE                    63633            112427
Computer Sciences              COMMON STOCK     205363104     3947    65650 SH       SOLE                    22900             42750
Ecolab Inc                     COMMON STOCK     278865100      363     8400 SH       SOLE                     4050              4350
Eli Lilly & Co                 COMMON STOCK     532457108      358     3850 SH       SOLE                     2975               875
Enron Corp                     COMMON STOCK     293561106    19541   235085 SH       SOLE                    78945            156140
Exxon Mobil Corp               COMMON STOCK     30231g102      562     6463 SH       SOLE                     1454              5009
First Data                     COMMON STOCK     319963104     6832   129665 SH       SOLE                    43625             86040
Freddie Mac                    COMMON STOCK     313400301     8322   120830 SH       SOLE                    41355             79475
Gemstar TV Guide Intl          COMMON STOCK     G3788V106    12040   261030 SH       SOLE                    87100            173930
Genentech                      COMMON STOCK     368710406      285     3500 SH       SOLE                                       3500
General Electric Co            COMMON STOCK     369604103     2943    61399 SH       SOLE                    18890             42509
H & R Block Inc                COMMON STOCK     093671105     5634   136165 SH       SOLE                    46940             89225
Host Marriott Corp             COMMON STOCK     44107P104      726    56126 SH       SOLE                                      56126
Household Intl                 COMMON STOCK     441815107     9945   180812 SH       SOLE                    60488            120324
IMS Health Inc                 COMMON STOCK     449934108    14922   552685 SH       SOLE                   184280            368405
Int'l Business Mach            COMMON STOCK     459200101     6793    79913 SH       SOLE                    24260             55653
Interpublic Group Cos Inc      COMMON STOCK     460690100     5750   135101 SH       SOLE                    48611             86490
Johnson & Johnson              COMMON STOCK     478160104     9461    90050 SH       SOLE                    30443             59607
Kroger Co                      COMMON STOCK     501044101    16229   599675 SH       SOLE                   184965            414710
Linear Tech                    COMMON STOCK     535678106     5840   126260 SH       SOLE                    35490             90770
Lowe's Companies Inc           COMMON STOCK     548661107     1308    29400 SH       SOLE                     5050             24350
MBNA Corp                      COMMON STOCK     55262L100     9512   257516 SH       SOLE                    93917            163599
Manufactured Home Communities  COMMON STOCK     564682102      290    10000 SH       SOLE                                      10000
Marriott Intl Inc Class A New  COMMON STOCK     571903202     3028    71680 SH       SOLE                                      71680
Medtronic Inc                  COMMON STOCK     585055106     9359   155020 SH       SOLE                    54055            100965
Merck                          COMMON STOCK     589331107      222     2372 SH       SOLE                      822              1550
Microsoft Corp                 COMMON STOCK     594918104      458    10550 SH       SOLE                     4900              5650
Oracle Corp                    COMMON STOCK     68389X105     1498    51530 SH       SOLE                     4760             46770
Pepsico                        COMMON STOCK     713448108     5206   105031 SH       SOLE                    34586             70445
Pfizer                         COMMON STOCK     717081103     9121   198285 SH       SOLE                    71971            126314
Pharmacia Corp                 COMMON STOCK     71713u102      292     4795 SH       SOLE                      419              4376
Philip Morris                  COMMON STOCK     718154107      970    22054 SH       SOLE                      954             21100
Pitney Bowes                   COMMON STOCK     724479100     3588   108319 SH       SOLE                    34966             73353
Procter & Gamble Co            COMMON STOCK     742718109      461     5872 SH       SOLE                      100              5772
QualComm Inc                   COMMON STOCK     747525103    23142   281573 SH       SOLE                    73412            208161
SBC Communications Inc         COMMON STOCK     78387G103      735    15401 SH       SOLE                     1077             14324
Solectron Corp                 COMMON STOCK     834182107     8477   250045 SH       SOLE                    85150            164895
State Street Corp              COMMON STOCK     857477103      735     5918 SH       SOLE                     5768               150
Stryker Corp                   COMMON STOCK     863667101      350     6925 SH       SOLE                     4875              2050
TCF Financial Corp             COMMON STOCK     872275102      535    12000 SH       SOLE                                      12000
Verizon Communications         COMMON STOCK     92343V104      312     6222 SH       SOLE                                       6222
Wal Mart Stores                COMMON STOCK     931142103      237     4460 SH       SOLE                     4060               400
Williams Co Inc                COMMON STOCK     969457100     5091   127470 SH       SOLE                    45315             82155
Standard & Poors Midcap 400                     595635103      208 2200.8796SH       SOLE                                  2200.8796
SEI Core Intl Equity Fund      MUTUAL FUNDS     78411r109      210 18432.423SH       SOLE                10720.822          7711.601
SEI Tax Managed Large Cap Fund MUTUAL FUNDS     783925571      286 23467.011SH       SOLE                                  23467.011
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